Income Taxes (Reconciliation Of Statutory And Effective Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Statutory rates for expense (benefit)	(37.80%)	(40.40%)	40.40%
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(319.80%)	12.30%	(16.20%)
Tax credits	(176.50%)	(60.90%)	(13.70%)
Expenses not deductible for tax purposes	11.30%	4.30%	2.60%
Expiration of stock options	16.60%	9.50%	11.00%
Undistributed earnings of foreign subsidiaries	(6.00%)	(20.00%)	3.80%
Change in valuation allowance	704.30%	(92.10%)	13.00%
Effect of enacted changes in tax laws and rates on Japanese tax		149.90%
Other, net	0.70%	1.40%	1.50%
Total Income tax rate	192.80%	(36.00%)	42.40%